Segment reporting - Summary of Selected Financial Information by Segment (Detail)		6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023 EUR (€) segment	Jun. 30, 2022 EUR (€)		Apr. 27, 2023 segment
Disclosure of operating segments [line items]
Number of operating segments | segment		3			2
Number of reportable segments | segment		3			2
Total revenues		€ 903,059,000	€ 728,993,000
Depreciation and amortization		(86,983,000)	(84,464,000)
Adjusted EBIT		119,904,000	82,678,000
Impairment of leased and owned stores			(3,309,000)
Transaction costs related to acquisitions		(4,975,000)
Costs related to the Business Combination		(1,059,000)	(1,090,000)
Severance indemnities and provision for severance expenses		(738,000)	(912,000)
Legal costs for trademark disputes		(649,000)
Special donation to the UNHCR		(100,000)	(1,000,000)
Net income related to lease agreements		4,126,000	5,000,000
Financial income		15,601,000	15,901,000	[1]
Financial expenses		(44,592,000)	(41,965,000)	[1]
Foreign exchange losses		(7,003,000)	(9,893,000)	[1]
Result from investments accounted for using the equity method		(2,237,000)	2,661,000	[1]
Profit before taxes		78,278,000	48,071,000	[1]
Impairment loss		0
Norda Run Inc.
Disclosure of operating segments [line items]
Proportion of ownership interest in associate	25.00%
Right-of-use assets
Disclosure of operating segments [line items]
Impairment loss			2,764,000
Property, plant and equipment
Disclosure of operating segments [line items]
Impairment loss			530,000
Intangible assets
Disclosure of operating segments [line items]
Impairment loss			15,000
From Third Parties
Disclosure of operating segments [line items]
Total revenues		903,059,000	728,993,000
Depreciation and amortization		(86,983,000)	(84,464,000)
Inter Segment Revenue
Disclosure of operating segments [line items]
Total revenues			0
Depreciation and amortization		0	0
Adjusted EBIT		(165,000)	0
Zegna
Disclosure of operating segments [line items]
Costs related to the Business Combination		(548,000)	(578,000)
Severance indemnities and provision for severance expenses		(486,000)
Thom Browne
Disclosure of operating segments [line items]
Costs related to the Business Combination		(46,000)	(47,000)
Tom Ford Fashion
Disclosure of operating segments [line items]
Severance indemnities and provision for severance expenses		(252,000)
Corporate
Disclosure of operating segments [line items]
Costs related to the Business Combination		(465,000)	(465,000)
Operating segments
Disclosure of operating segments [line items]
Total revenues		903,059,000	728,993,000
Operating segments | Zegna
Disclosure of operating segments [line items]
Total revenues		651,755,000	552,966,000
Adjusted EBIT		100,498,000	67,997,000
Operating segments | Zegna | From Third Parties
Disclosure of operating segments [line items]
Total revenues		632,093,000	543,827,000
Depreciation and amortization		(67,489,000)	(73,755,000)
Operating segments | Zegna | Inter Segment Revenue
Disclosure of operating segments [line items]
Total revenues		19,662,000	9,139,000
Operating segments | Thom Browne
Disclosure of operating segments [line items]
Total revenues		207,959,000	185,769,000
Adjusted EBIT		31,521,000	31,562,000
Operating segments | Thom Browne | From Third Parties
Disclosure of operating segments [line items]
Total revenues		206,951,000	185,166,000
Depreciation and amortization		(12,953,000)	(10,709,000)
Operating segments | Thom Browne | Inter Segment Revenue
Disclosure of operating segments [line items]
Total revenues		1,008,000	603,000
Operating segments | Tom Ford Fashion
Disclosure of operating segments [line items]
Total revenues		64,027,000	0
Adjusted EBIT		3,676,000	0
Operating segments | Tom Ford Fashion | From Third Parties
Disclosure of operating segments [line items]
Total revenues		64,015,000	0
Depreciation and amortization		(6,521,000)	0
Operating segments | Tom Ford Fashion | Inter Segment Revenue
Disclosure of operating segments [line items]
Total revenues		12,000	0
Operating segments | Corporate
Disclosure of operating segments [line items]
Total revenues		0	0
Adjusted EBIT		(15,626,000)	(16,881,000)
Operating segments | Corporate | From Third Parties
Disclosure of operating segments [line items]
Total revenues		0	0
Depreciation and amortization		(20,000)	0
Operating segments | Corporate | Inter Segment Revenue
Disclosure of operating segments [line items]
Total revenues		0	0
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Total revenues		(20,682,000)	(9,742,000)
Elimination of intersegment amounts | Inter Segment Revenue
Disclosure of operating segments [line items]
Total revenues		€ (20,682,000)	€ (9,742,000)

[1]	Starting with the six months ended June 30, 2023, the Group presents the semi-annual condensed consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and is consistent with international practice. In order to conform to this new presentation, the information for the six months ended June 30, 2022 has been reclassified compared to what was previously presented by the Group.